Employees (Details) € in Millions	12 Months Ended
	Mar. 31, 2020 EUR (€) employee	Mar. 31, 2019 EUR (€) employee	Mar. 31, 2018 EUR (€) employee
Employees
Operations	14,616	15,872	17,094
Selling and distribution	28,133	30,596	35,025
Customer care and administration	52,470	52,528	54,016
Total number of employees	95,219	98,996	106,135
Costs incurred in respect of employees
Wages and salaries | €	€ 4,571	€ 4,333	€ 4,179
Social security costs | €	531	579	547
Other pension costs (note 25) | €	226	223	222
Share-based payments (note 26) | €	134	132	128
Cost incurred to employees | €	5,462	5,267	5,076
India (Discontinued operations) | €		84	219
Total | €	€ 5,462	€ 5,351	€ 5,295
Germany
Employees
Total number of employees	15,199	13,414	13,718
Italy
Employees
Total number of employees	5,980	6,536	6,606
Spain
Employees
Total number of employees	4,316	5,140	5,015
UK
Employees
Total number of employees	10,295	11,525	12,379
Other Europe
Employees
Total number of employees	14,646	12,413	11,760
Europe
Employees
Total number of employees	50,436	49,028	49,478
India (Discontinued operations)
Employees
Total number of employees		4,554	11,086
Vodacom
Employees
Total number of employees	7,773	7,695	7,524
Other Markets
Employees
Total number of employees	10,515	12,837	13,606
Rest of the World
Employees
Total number of employees	18,288	25,086	32,216
Common Functions
Employees
Total number of employees	26,495	24,882	24,441